Group statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Statement of comprehensive income [abstract]
Profit after tax for the period		$ 2,931		$ 4,499
Items that will not be reclassified to profit or loss:
Actuarial (losses)/gains on post-retirement benefit plans		(648)		617
Changes in the fair value of equity investments held at fair value through other comprehensive income		(6)		(7)
Tax relating to these components of other comprehensive income		171		(159)
Items that will not be reclassified to profit or loss		(483)		451
Items that have been/may be subsequently reclassified to profit or loss:
Currency translation adjustments	[1]	269		(2,304)
Fair value movements:
- Cash flow hedge (losses)/gains		(47)		95
- Cash flow hedge (gains)/losses transferred to the income statement		(7)		18
Net change in costs of hedging	[2]	14		(29)
Tax relating to these components of other comprehensive income		3		(28)
Share of other comprehensive income/(loss) of equity accounted units, net of tax		11		(39)
Other comprehensive loss for the period, net of tax		(240)		(1,836)
Total comprehensive income for the period		2,691	[3]	2,663	[4]
- attributable to owners of Rio Tinto		3,890		2,640
- attributable to non-controlling interests		(1,199)		23
Currency Translation Loss		$ 31		231
Reclassification Of Cost Of Hedging				$ 3

[1]	US$31 million for the period ended 30 June 2019 (30 June 2018: loss of US$231 million) arising on Rio Tinto Limited’s share capital, which is recognised in the Group statement of changes in equity. Refer to Group statement of changes in equity on pages F-7 and F-8.
[2]	As part of the bond buy-back programme in the period ended 30 June 2018, cross currency interest rate swaps hedging the bonds repurchased were closed out resulting in the reclassification of US$3 million cost of hedging to the income statement and recognised within finance costs.
[3]	Refer to Group statement of comprehensive income for further details.
[4]	Refer to Group statement of comprehensive income for further details.